Seward & Kissel LLP
                       1200 G Street, N.W.
                            Suite 350
                      Washington, D.C. 20005
                      (202) 737-8833 (phone)
                       (202) 737-5184 (fax)


                                       November 6, 2003

VIA EDGAR
----------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:  AllianceBernstein All-Asia Fund, Inc.
              (File Nos.  33-84270 and 811-08776)
              AllianceBernstein Premier Growth Fund, Inc.
              (File Nos. 33-49530 and 811-06730)


Ladies and Gentlemen:

     On behalf of the above-referenced AllianceBernstein Funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses for the Funds that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to each Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on October 30, 2003 for AllianceBernstein All-Asia Fund and on October 31, 2003 for AllianceBernstein Premier Growth Fund.

                                       Sincerely,


                                       /s/ Jennifer R. Parker
                                       ---------------------
                                           Jennifer R. Parker

00250.0157 #440980